Investments - Summary of Breakdown of Long-term Investments (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Investments [Line Items]
Equity investments without readily determinable fair value using the measurement alternative	¥ 4,150	$ 569	¥ 8,093
Equity method investments	17,500	2,400	20,800
Total long-term investments	41,721	5,716	47,957
Long Term Investments
Schedule of Investments [Line Items]
Equity investments at fair value with readily determinable fair value	8,586	1,176	9,610
Equity investments without readily determinable fair value using the NAV practical expedient	727	100	942
Equity investments without readily determinable fair value using the measurement alternative	4,150	569	8,093
Available-for-sale debt investments	6,360	871	3,682
Equity method investments	17,517	2,400	20,789
Investments accounted for at fair value	4,381	600	4,841
Total long-term investments	¥ 41,721	$ 5,716	¥ 47,957